Operating segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating segments
5	Operating segments

The operations of the Group are divided into six reportable segments: banking; securities; insurance brokerage; marketplace; asset management; and service segment.

The accounting policies applied in the financial information reported by operating segments are based on the accounting practices adopted in Brazil, and therefore differ from those described in the significant accounting policies in note 4. Banking and security segment are composed by financial institutions authorized to operate by Banco Central do Brasil. The significant differences that impact profit for the period of the segments relate to:

a.	Impairment losses on loans and advances to customers

For segment reporting purposes impairment losses on loans and advances to customers are obtained following the criteria for classification of loans and advances to customers, as set forth in CMN (National Monetary Council) - Resolution No. 2.682/99. The National Monetary Council is the major institution of Brazilian Financial System. The CMN is in charge of formulating monetary and credit policies, aiming to preserve Brazilian monetary stability, and to promote economic and social development.

b.	Expected credit loss on securities at FVOCI

For segment reporting purposes no expense is recognized for expected credit loss on securities at FVOCI.

c.	Deferral of financial charges

For segment reporting purposes commissions paid to correspondents for the origination of financial assets are recognized as an expense in the Income Statement at the time of origination of the transaction.

d.	Contract revenues

For segment reporting purposes performance-based amounts due following the sale of non-controlling interest are recognized only when the performance criterion are met.

Profit by operating segment

Each operating segment is composed of one or more legal entities. The measurement of profit by operating segment takes into account all revenues and expenses recognized by the companies that make up each segment.

Transactions between segments are carried out under terms and rates compatible with those practiced with third parties, where applicable.

The Group does not have any single customer accounting for more than 10% of its total net revenue.

e.	Banking segment

The banking segment comprises a wide range of banking products and services, such as checking accounts, cards, deposits, loans and advances and other services, which are available to the clients primarily by means of Inter’s mobile application (mobile app).

f.	Securities segment

This segment is primarily responsible for operations related to the acquisition, sale and custody of securities, the structuring and distribution of securities in the capital market and the provision of administration services to investment funds. Revenues consist primarily of administration fees and commissions charged to investors for the rendering of such services.

g.	Insurance brokerage segment

This segment offers insurance products underwritten by insurance companies with which Inter has an agreement (‘partner insurance companies’), including warranties, life, property and automobile insurance and pension products, as well as consortium products provided by a third party with whom Inter has a commercial agreement. The income from brokerage commissions are recognized when the performance obligation is fulfilled.

h.	Marketplace Segment

The Group provides a digital platform through which companies with which it has an agreement (‘partner companies’) offer goods and/or services to its customers. The Group acts as an agent in these transactions and recognizes commission income when the intermediation service is provided. The Group began to provide these services in 2019.

i.	Asset management segment

Primarily composed of the operations related to the management of fund portfolios and other assets (purchase, sale, risk management). Revenues are derived primarily from management commissions and fees charged to investors for the rendering of these services. The Group began to provide these services in 2019.

j.	Services segment

This segment provides services in the collection and management of personal information, development and licensing of customized computer programs, development and licensing of non-customized computer programs and technical support, maintenance and other information technology services and recognizes the revenues during the contract period to the extent that the service is rendered.

k.	Other

Comprises other activities.

Segment information:

	12/31/2021
							Total of		Adjustments
			Insurance		Asset		reportable		and
	Banking	Securities	Brokerage	Marketplace	Management	Services	segments	Other	Eliminations	Consolidated
Interest income calculated using the effective interest method	1,398,269	875	—	—	—	—	1,399,144	43,447	(7,163)	1,435,428
Interest expenses	(539,913)	(8,012)	—	—	—	(29)	(547,954)	—	4,712	(543,242)
Net interest income	858,356	(7,137)	—	—	—	(29)	851,190	43,447	(2,451)	892,186

Revenues from services and commissions	238,957	45,490	51,670	180,528	14,460	13,518	544,623	(2,054)	—	542,569
Expenses from services and commissions	(100,297)	—	—	—	—	—	(100,297)	—	—	(100,297)
Net result from services and commissions	138,660	45,490	51,670	180,528	14,460	13,518	444,326	(2,054)	—	442,272

Income from securities	766,196	12,716	5,427	371	140	75	784,925	15,308	(54,620)	745,613
Net gains / (losses) on derivatives	(56,006)	—	—	—	—	—	(56,006)	7,676	—	(48,330)
Other revenues	348,927	21,914	53	2,862	8,270	736	382,762	15	(192,694)	190,082

Revenues	2,056,133	72,983	57,150	183,761	22,870	14,300	2,407,197	64,392	(249,765)	2,221,823

Impairment losses on financial assets	(448,802)	—	—	—	—	—	(448,802)	29	(146,808)	(595,581)
Personnel expenses	(405,312)	(7,983)	(6,615)	(9,804)	(2,334)	(11,280)	(443,328)	—	—	(443,328)
Depreciation and amortization	(101,758)	(567)	(338)	(2,637)	(64)	(354)	(105,718)	—	11,467	(94,251)
Other administrative expenses	(1,200,323)	(29,921)	25,354	(26,802)	(3,783)	(8,616)	(1,244,091)	(12,615)	(54,255)	(1,310,961)
Income from equity interests in affiliates	(8,764)	—	—	—	—	—	(8,764)	—	—	(8,764)

Profit / (loss) before taxes	(108,826)	34,512	75,551	144,518	16,689	(5,950)	156,494	51,806	(439,360)	(231,062)

Current income tax and social contribution	—	(12,372)	(10,791)	(25,970)	(1,581)	(271)	(50,985)	(1,456)	—	(52,441)
Deferred income tax and social contribution	143,440	(918)	—	—	—	2,071	144,593	—	83,841	228,434
Profit for the period	34,614	21,222	64,760	118,548	15,108	(4,149)	250,102	50,350	(355,519)	(55,068)

Total assets	36,433,641	368,211	124,670	232,470	11,178	25,006	37,195,176	6,224,913	(6,793,752)	36,626,337
Total liabilities	27,945,001	317,646	69,890	90,756	3,097	2,386	28,428,776	16,266	(268,488)	28,176,554
Total shareholders' equity	8,488,640	50,565	54,780	141,714	8,081	22,620	8,766,400	6,208,647	(6,525,263)	8,449,784

	12/31/2020
							Total of		Adjustments
			Insurance		Asset		reportable		and
	Banking	Securities	Brokerage	Marketplace	Management	Services	segments	Other	Eliminations	Consolidated
Interest income calculated using the effective interest method	912,455	1	546	—	—	—	913,002	31,506	(1,700)	942,808
Interest expenses	(154,088)	—	—	—	(53)	—	(154,141)	(28,949)	(1,245)	(184,335)
	758,367	1	546	—	(53)	—	758,861	2,557	(2,945)	758,473

Revenues from services and commissions	154,985	21,894	34,072	33,574	12,972	—	257,497	(352)	—	257,145
Expenses from services and commissions	(71,611)	—	—	—	—	—	(71,611)	—	—	(71,611)
Net result from services and commissions	83,374	21,894	34,072	33,574	12,972	—	185,886	(352)	—	185,534

Income from securities	9,760	1,044	—	82	94	—	10,980	1,080	—	12,060

Net gains / (losses) on derivatives	(54,418)	—	—	—	—	—	(54,418)	—	—	(54,418)
Other revenues	150,770	—	—	—	—	—	150,770	—	(40,888)	109,882

Revenues	947,853	22,939	34,618	33,656	13,013	—	1,052,079	3,285	(40,888)	1,011,531

	—	—	—	—	—	—	—	—	109,216	109,216
Impairment losses on financial assets	(174,551)	—	—	—	—	—	(174,551)	—	(39,137)	(213,688)
Personnel expenses	(213,633)	(3,727)	(5,517)	(4,168)	(2,051)	—	(229,096)	—	—	(229,096)
Depreciation and amortization	(41,860)	(257)	(131)	—	(93)	—	(42,341)	—	(1,318)	(43,659)
Other administrative expenses	(614,688)	(22,712)	5,072	(5,975)	(5,703)	—	(644,006)	(1,724)	4,403	(641,327)

Profit / (loss) before taxes	(96,879)	(3,757)	34,042	23,513	5,166	—	(37,915)	1,561	29,331	(7,023)

Current income tax and social contribution	—	—	(4,808)	(6,958)	(1,400)	—	(13,166)	—	—	(13,166)
Deferred income tax and social contribution	66,329	1,503	—	—	—	—	67,832	—	(16,957)	50,875
Profit for the period	(30,550)	(2,254)	29,234	16,555	3,766	—	16,751	1,561	12,374	30,686

Total assets	19,743,678	75,899	81,289	69,382	9,982	—	19,980,230	425,360	(483,977)	19,921,613
Total liabilities	16,440,990	46,596	45,771	47,957	2,419	—	16,583,733	65,491	(51,826)	16,597,398
Total shareholders´ equity	3,302,688	29,303	35,517	21,426	7,563	—	3,396,497	420,794	(493,076)	3,324,215

	12/31/2019
							Total of		Adjustments
			Insurance		Asset		reportable		and
	Banking	Securities	Brokerage	Marketplace	management	Services	segments	Other	Eliminations	Consolidated
Revenues from interest	775,501	2	205	15	278	—	776,001	170	(656)	775,515
Interest expenses	(248,359)	—	—	—	—	—	(248,359)	(4,889)	(3,469)	(256,717)
Net interest income	527,142	2	205	15	278	—	527,642	(4,718)	(4,125)	518,798
Revenues from services and commissions	94,116	17,471	18,870	—	—	—	130,457	—	—	130,457
Expenses from services and commissions	(59,367)	—	—	—	—	—	(59,367)	—	2,740	(56,627)
Net result from services and commissions	34,749	17,471	18,870	—	—	—	71,090	—	2,740	73,830
Revenues from securities	51,856	2,039	—	—	—	—	53,895	10,690	(2,067)	62,518
Income from derivative financial instruments	4,235	—	—	—	—	—	4,235	—	—	4,235
Other revenues	113,317	—	—	—	—	—	113,317	389	(60,863)	52,843
Revenues	731,299	19,512	19,075	15	278	—	770,179	6,361	(62,930)	712,224
Result from impairment losses on financial assets	(107,065)	—	—	—	—	—	(107,065)	—	(31,505)	(138,570)
Personnel expenses	(162,192)	(2,153)	(4,441)	—	(412)	—	(169,198)	—	—	(169,198)
Depreciation and amortization	(13,841)	(144)	(67)	—	(1)	—	(14,053)	—	(3,410)	(17,463)
Other expenses	(373,846)	(6,126)	(733)	(211)	(75)	—	(380,991)	(956)	(4,362)	(386,309)
Income before taxes	74,355	11,089	13,834	(196)	(210)	—	98,872	5,405	(103,592)	684
Current income tax and social contribution	—	(3,552)	(2,307)	—	—	—	(5,859)	—	—	(5,859)
Deferred income tax and social contribution	4,525	(341)	—	66	71	—	4,321	—	31,224	35,545
Profit for the period	78,880	7,196	11,527	(130)	(139)	—	97,334	5,405	(72,368)	30,370
Total Assets	10,062,373	43,317	11,094	4,884	4,980	—	10,126,648	56,198	(105,760)	10,077,086
Total Liabilities	7,861,356	11,725	4,813	14	118	—	7,878,026	792	36,330	7,915,148
Total shareholders’ equity	2,201,017	31,592	6,281	4,870	4,862	—	2,248,622	55,406	(142,090)	2,161,938

Reconciliation of the management income by segment with the consolidated results according to IFRS

Profit for the period	12/31/2021	12/31/2020	12/31/2019
Total of reportable segments	250,103	16,751	97,334
Others	50,348	1,561	5,405
Adjustments and Eliminations	(355,519)	12,374	(72,368)
Total consolidated profit for the period	(55,068)	30,686	30,370

Assets
Total of reportable segments	37,195,176	19,980,230	—
Others	6,224,913	425,360	—
Adjustments and Eliminations	(6,793,752)	(483,977)	—
Total consolidated assets	36,626,337	19,921,613	—

liabilities
Total of reportable segments	28,428,776	16,583,733	—
Others	16,266	65,491	—
Adjustments and Eliminations	(268,488)	(51,826)	—
Total consolidated liabilities	28,176,554	16,597,398	—

Shareholders’ equity
Total of reportable segments	8,766,400	3,396,497	—
Others	6,208,647	420,794	—
Adjustments and Eliminations	(6,525,263)	(493,076)	—
Total consolidated shareholders´ equity	8,449,784	3,324,215	—